Equity	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Equity

30. Equity

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2023, 2022 and 2021.

Shares authorized and fully issued	Note	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2020		222,657,093	422,057,050	16,795,799	2,500	-	-	661,512,442	3,969,074,652
SOPs exercised and RUSs vested		6,314,494	-	-	-	15,600,346	-	21,914,840	131,489,040
Shares withheld for employees' taxes		(320,866)	-	-	-	(384,278)	-	(705,144)	(4,230,864)
Shares repurchased		(203,643)	-	-	-	-	-	(203,643)	(1,221,858)
Issuance of preferred shares (Series G)		-	11,758,704	-	-	-	-	11,758,704	70,552,224
Conversion of senior preferred shares (Series F-1)		-	16,795,799	(16,795,799)	-	-	-	-	-
Issuance of preferred shares due to Easynvest business combination		-	8,019,426	-	-	-	-	8,019,426	48,116,556
Issuance of preferred shares(Series G-1)		-	10,002,809	-	-	-	-	10,002,809	60,016,854
Conversion of ordinary shares in class A shares		(228,447,078)	-	-	-	228,447,078	-	-	-
Conversion of class A shares in class B shares		-	-	-	-	(184,110,692)	184,110,692	-	-
Awards issued		-	-	-	-	-	7,596,827	7,596,827	45,580,962
Issuance of Class A shares - Cognitect acquisition		-	-	-	-	107,489	-	107,489	644,934
Issuance of Class A shares - Spin Pay acquisition		-	-	-	-	138,415	-	138,415	830,490
Subtotal balances before the 6-for-1 forward share split		-	468,633,788	-	2,500	59,798,358	191,707,519	720,142,165	4,320,852,990
Issuance of shares due to the 6-for-1 forward share split		-	2,343,168,940	-	12,500	298,991,790	958,537,595	3,600,710,825	-
Subtotal balances after the 6-for-1 forward share split		-	2,811,802,728	-	15,000	358,790,148	1,150,245,114	4,320,852,990	4,320,852,990
Preferred shares converted into class A shares		-	(2,811,802,728)	-	-	2,811,802,728	-	-	-
Cancelation of management shares		-	-	-	(15,000)	-	-	(15,000)	(15,000)
Issuance of shares under the customer program		-	-	-	-	1,259,613	-	1,259,613	1,259,613
Issuance of shares under the IPO		-	-	-	-	287,890,942	-	287,890,942	287,890,942
Movements due to the IPO		-	(2,811,802,728)	-	(15,000)	3,100,953,283	-	289,135,555	289,135,555

Shares authorized and fully issued	Note	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2021		-	-	-	-	3,459,743,431	1,150,245,114	4,609,988,545	4,609,988,545
Conversion of shares class B to A		-	-	-	-	58,312,073	(58,312,073)	-	-
SOPs exercised and RSUs vested	10	-	-	-	-	64,418,580	-	64,418,580	64,418,580
Shares withheld for employees' taxes	10	-	-	-	-	(8,536,770)	-	(8,536,770)	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions		-	-	-	-	1,362,201	-	1,362,201	1,362,201
Issuance of shares due to IPO over-allotment		-	-	-	-	27,555,298	-	27,555,298	27,555,298
Total as of December 31, 2022		-	-	-	-	3,602,854,813	1,091,933,041	4,694,787,854	4,694,787,854
Conversion of class B shares in class A shares		-	-	-	-	8,620,899	(8,620,899)	-	-
SOPs exercised and RSUs vested	10	-	-	-	-	68,312,944	-	68,312,944	68,312,944
Shares withheld for employees' taxes	10	-	-	-	-	(8,848,203)	-	(8,848,203)	(8,848,203)
Shares repurchased		-	-	-	-	(290,676)	-	(290,676)	(290,676)
Share issued to service providers		-	-	-	-	4,355,374	-	4,355,374	4,355,374
Issuance of class A shares - Olivia acquisition		-	-	-	-	6,097,262	-	6,097,262	6,097,262
Issuance of class A shares - Spin Pay acquisition		-	-	-	-	877,665	-	877,665	877,665
Issuance of class A shares - Cognitect acquisition		-	-	-	-	644,934	-	644,934	644,934
Total as of December 31, 2023		-	-	-	-	3,682,625,012	1,083,312,142	4,765,937,154	4,765,937,154

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Business combination - contingent share consideration	-	-	2,920,149	10,683,513
Reserved for the share-based payments	-	-	329,196,802	397,521,998
Shares authorized which may be issued class A or class B	-	-	43,505,387,105	43,500,447,845
Shares authorized and unissued as of December 31, 2023	-	-	43,837,504,056	43,908,653,356

Shares authorized issued	3,682,625,012	1,083,312,142	4,765,937,154	4,694,787,854
Total as of December 31, 2023	-	-	48,603,441,210	48,603,441,210

At the Meeting of Shareholders held on August 30, 2021, the 6-for-1 forward share split of the Company’s shares was approved.

a) Share events

In January 2022, Nu Holdings issued an additional 27,555,298 ordinary class A shares due to the over-allotment option ("Green Shoe") exercised by the underwriters.

In May 2023, the Company concluded private issuances of a total 4,355,374 Class A shares as consideration paid to acquire services.

As of December 31, 2023, the Company had ordinary shares authorized and unissued relating to commitments from acquisitions of entities, the issuance due to the share-based payment plans (note 10) and authorized for future issuance without determined nature and which could be class A or B ordinary shares.

b) Share capital and share premium reserve

All share classes of the Company had a nominal par value of US$0.0000067 on December 31, 2023 and 2022, and the total amount of share capital was US$84 (US$83 as of December 31, 2022 and 2021).

Share premium reserve relates to amounts contributed by shareholders over the par value at the issuance of shares.

The total of exercised Stock Options (SOP) was US$9,148 for the year ended on December 31, 2023 (US$4,505 US$12,252 as of December 31, 2022 and 2021, respectively).

c) Issuance of shares

The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than business combinations, the exercise of the SOPs and vesting of RSUs in the years ended December 31, 2023, 2022 and 2021:

	Capital and share premium reserve
Event	2023	2022	2021
Shares issued on IPO over-allotment	-	247,998	247,998
Issuance of preferred shares (Series F-1)	-	-	400,915
Issuance of preferred shares (Series G)	-	-	400,000
Issuance of preferred shares (Series G-1)	-	-	400,000
Customer program and IPO (note 1b)	-	-	2,602,026

In January 2021, Nu Holdings completed the preferred shares issuance – Series G – in the amount of US$400,000. As a result of the transaction, 11,758,704 Series G preferred shares (70,552,224 after the 6-for-1 forward share split) were issued and 7,466,778 ordinary shares (44,800,668 after the 6-for-1 forward share split) were made available for issuance for the Company’s share-based compensation program.

In May 2021, the senior preferred shares related to Series F-1 were fully converted into equity, with the total issuance of 16,795,799 shares (100,774,794 after the 6-for-1 forward share split) at the request of the holders. The conversion consisted of a reclassification of the amount recognized as a derivative and as liability into share capital and share premium reserve in the total amount of US$400,915.

In June 2021, Nu Holdings completed the preferred shares issuance Series G-1 – in the amount of US$400,000. As a result of the transaction, 10,002,809 Series G-1 preferred shares (60,016,854 after the 6-for-1 forward share split) were issued.

In January 2022, Nu Holdings issued 27,555,298 ordinary Class A shares and raised proceeds of US$247,998 as a result of the exercise of the underwriters’ over-allotment option ("Green Shoe"), related to the IPO in December 2021.

The Company did not have any convertible instruments during the year of 2023 and 2022.

d) Accumulated gains (losses)

The accumulated gains (losses) include the accumulated profit (losses) of the Group and the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2023	2022	2021
Accumulated gains (losses)	329,468	(701,062)	(336,484)
Share-based payments reserve	947,481	765,639	208,075
Total attributable to shareholders of the parent company	1,276,949	64,577	(128,409)
Accumulated profit (loss) attributable to non-controlling interests	-	-	(341)
Total accumulated losses	-	-	(128,750)

e) Shares repurchased and withheld

Shares may be repurchased from certain former employees when they leave the Group, as a result of contractual terms of deferred payments on business combinations, or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During the year ended December 31, 2023, 2022 and 2021, the following shares were repurchased:

	2023	2022	2021
Number of shares repurchased	290,676	-	1,221,858
Total value of shares repurchased	-	-	4,607
Number of shares withheld - RSU	8,848,203	8,536,770	4,230,864
Total value of shares withheld - RSU	52,242	51,212	18,299

f) Accumulated other comprehensive income

Other comprehensive income includes the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized in equity through the consolidated statement of comprehensive income.

Other comprehensive income that may be subsequently reclassified to profit or loss is related to cash flow hedges that qualify as effective hedges and currency translation that represents the cumulative gains and losses on the retranslation of the Group’s investment in foreign operations. These amounts will remain under this heading until they are recognized in the consolidated statement of profit (loss) in the periods in which the hedged items affect it, for example, in the case of the cash flow hedge.

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities designated at fair value. Amounts in the own credit reserve are not reclassified to profit (loss) in future periods.

The accumulated balances are as follows:

	2023	2022	2021
Cash flow hedge effects, net of deferred taxes	12,417	(7,486)	1,487
Currency translation on foreign entities	135,497	(108,356)	(110,936)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	7,998	(22,298)	1,741
Own credit adjustment effects	518	489	(1,519)
Total	156,430	(137,651)	(109,227)